Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3. DISCONTINUED OPERATIONS

Sale of Building Products Window and Door Profiles Business

On February 24, 2016, the Company entered into an asset purchase agreement among Royal Group, Inc., Royal Window and Door Profiles Plant 13 Inc., Royal Window and Door Profiles Plant 14 Inc., and Axiall Corporation, as sellers, and NAPC, as purchaser, pursuant to which the Company sold its window and door profiles business, and its Concord, Ontario compounding operations to NAPC for net proceeds of approximately $29.2 million, subject to certain working capital and other adjustments and future performance-based payments. The sale was consummated on March 31, 2016. The Company concluded that it met the accounting requirements for reporting the financial position, results of operations and cash flows of its former window and door profiles business as discontinued operations. The Company concluded that the sale of its Concord, Ontario compounding operations did not meet the criteria for classification as discontinued operations. The Company has terminated its previously announced sale process for the remainder of the Building Products businesses. Accordingly, the consolidated financial statements and certain notes thereto, have been retrospectively revised to reflect the disposal of the window and door profiles reporting business as discontinued operations for all periods presented.

Sale of Aromatics Business: Discontinued Operations

On September 30, 2015, the Company entered into and consummated the transactions contemplated by the Asset Purchase Agreement between INEOS and Axiall LLC, a wholly-owned subsidiary of the Company. Pursuant to the Asset Purchase Agreement, INEOS acquired certain assets used in the Company’s aromatics business, including but not limited to, its cumene production facility located in Pasadena, Texas. The Company retained the land and plant at its Plaquemine Phenol Facility, which is part of a broader set of other Axiall facilities located in Plaquemine. In addition, the Company retained the following assets associated with its aromatics business: (i) cash and cash equivalents; (ii) accounts receivable; and (iii) inventory, other than certain raw materials and work-in-process inventory at its Pasadena facility. The Company has discontinued the manufacture of products at its Plaquemine Phenol Facility and expects to dismantle and shutdown that facility.

At closing, the Company received $52.4 million in cash, which consisted of: (i) the selling price of $47.4 million; and (ii) a $5.0 million advance toward the cost of decommissioning and dismantling our Plaquemine Phenol Facility. That advance was recorded as a liability in our consolidated balance sheets. During the fourth quarter of 2015, the Company met certain terms and conditions set forth in the Asset Purchase Agreement that entitled us to receive $5.5 million of contingent consideration, pursuant to which we recorded $5.3 million, as a gain, net of a $0.2 million working capital adjustment, related to the sale. Further, the Company may receive an additional $5.0 million from INEOS to help defray the costs of decommissioning and dismantling the Plaquemine Phenol Facility. The Company’s receipt of all or any portion of the remaining $5.0 million that INEOS may be required to pay and our right to retain the $5.0 million advance payment will depend on the amount of costs incurred by us to decommission and dismantle the Plaquemine Phenol Facility. During 2015, the Company incurred $0.8 million of such costs and our remaining liability is $4.6 million as of December 31, 2015. For the year ended December 31, 2015, the Company recorded a pre-tax gain of $21.5 million on the sale of certain of our aromatics business assets, the net effect of which is reflected in income (loss) from discontinued operations on our consolidated statements of operations.

The following represents major classes of assets and liabilities related to the discontinued operations included in our consolidated balance sheets as of the following dates:

	Year Ended December 31,
(In millions)	2015	2014
Receivables, net	$17.6	$47.8
Inventories	18.5	55.7
Prepaid expenses and other	0.8	0.7
Property, plant and equipment, net	61.1	103.3
Other assets, net	0.9	4.1

Total assets	$98.9	$211.6

Accounts payable	$3.2	$34.2
Accrued compensation	2.0	2.9
Other accrued liabilities	10.3	4.5
Non-current liabilities of discontinued operations	35.6	45.3

Total liabilities	$51.1	$86.9

Net assets	$47.8	$124.7

Operating results of the discontinued operations for the years ended December 31, 2015, 2014 and 2013 are shown below:

	Year Ended December 31,
(In millions)	2015	2014	2013
Net sales	$590.3	$926.2	$1,080.9
Operating costs and expenses:
Cost of sales	577.6	931.9	1,037.7
Selling, general and administrative expenses	21.6	23.7	29.1
Restructuring and divestiture costs	0.9	3.1	29.0

Total operating costs and expenses	600.1	958.7	1,095.8

Operating loss from discontinued operations	(9.8)	(32.5)	(14.9)
Interest expense, net	(4.8)	(4.9)	(5.1)
Foreign currency exchange gain	1.1	0.4	0.2
Net gain from the sale of aromatics	21.5	—	—

Income (loss) from discontinued operations	8.0	(37.0)	(19.8)
Provision for (benefit from) income taxes of discontinued operations	1.3	(9.2)	4.4

Net income (loss) from discontinued operations	$6.7	$(27.8)	$(24.2)

Certain information pertaining to depreciation and amortization as well as capital expenditures associated with our discontinued operations for the years ended December 31, 2015, 2014 and 2013 are included below:

	Year Ended December 31,
(In millions)	2015	2014	2013
Depreciation and amortization	$10.8	$14.6	$15.5
Capital expenditures	5.8	17.4	18.2